NET INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Net Income Per Common Share
Net income available to common shareholders	$ 97.1	$ 149.5	$ 95.6	$ 125.2	$ (59.6)	$ 108.3	$ 120.9	$ 112.2	$ 467.4	$ 281.8	$ 320.7
Weighted average number of common shares outstanding									87.3	88.3	89.1
Dilutive shares (additional common shares issuable under stock-based awards)									1.3	1.8	1.6
Weighted average number of common shares outstanding, assuming dilution									88.6	90.1	90.7
Net income per common share (in dollars per share)	$ 1.13	$ 1.71	$ 1.09	$ 1.42	$ (0.68)	$ 1.23	$ 1.37	$ 1.27	$ 5.35	$ 3.19	$ 3.60
Net income per common share, assuming dilution (in dollars per share)	$ 1.11	$ 1.69	$ 1.07	$ 1.40	$ (0.66)	$ 1.20	$ 1.34	$ 1.25	$ 5.28	$ 3.13	$ 3.54
Antidilutive shares excluded from computation of net income per common share, assuming dilution											0.2